Share-based Compensation (Share Awards to Executive Officers, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended
	Dec. 31, 2013 Share Options [Member] years	Dec. 31, 2012 Share Options [Member]	Dec. 31, 2011 Share Options [Member]	Dec. 31, 2013 Restricted Shares [Member] years	Dec. 31, 2012 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member]	Dec. 31, 2013 Share Awards to Executive Officers [Member] years	Sep. 18, 2013 Share Awards to Executive Officers [Member] Executive Officer [Member] Share Options [Member] Schedule I [Member] Vesting subject to service condition [Member]	Sep. 18, 2013 Share Awards to Executive Officers [Member] Executive Officer [Member] Restricted Shares [Member] Vesting subject to market conditions [Member]	Sep. 18, 2013 Share Awards to Executive Officers [Member] Executive Officer [Member] Restricted Shares [Member] Schedule I [Member] Vesting subject to service condition [Member]	Aug. 12, 2013 Share Awards to Executive Officers [Member] One Director [Member] Restricted Shares [Member] Schedule VIII [Member] Vesting subject to service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted								750,000
Number of shares granted				52,643,485	47,973,506	1,075,000			2,500,000	750,000	287,150
Requisite service period									2 years 1 month 6 days
Share-based compensation expense	$ 8,536	$ 8,266	$ 9,874	$ 46,868	$ 16,277	$ 798	$ 3,102
Unrecognized compensation expense	$ 9,168			$ 70,637			$ 10,500
Unrecognized compensation expense, weighted average period for recognition (in years)	2.4			3.4			3.7